Commitments, contingencies and legal proceedings - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) patent case	Dec. 31, 2022 EUR (€)
Guarantees and other contingent commitments
Lease extension options reasonably certain not to be exercised | €	€ 838	€ 807
Lease termination options expected to be exercised | €	€ 33	€ 15
Number of asbestos related litigation matters | case	300
Amazon
Guarantees and other contingent commitments
Number of patents in suit | patent	30
Hewlett Packard
Guarantees and other contingent commitments
Number of patents in suit | patent	14